Employee Benefits (Details) - Summary of average weighted useful life of liabilities	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Severance Compensation [Member]
Employee Benefits (Details) - Summary of average weighted useful life of liabilities [Line Items]
Average weighted useful life of liabilities	10 years 292 days	9 years 328 days
Retirement Benefits [Member]
Employee Benefits (Details) - Summary of average weighted useful life of liabilities [Line Items]
Average weighted useful life of liabilities	16 years 219 days	13 years 219 days